Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-2084239
Plan number	333
Investments at Fair Value	$ 6,158,117
Notes Receivable from Participants	70,137
TOTAL	$ 6,228,254
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	$ 5,348,400
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	212,232
Quest Diagnostics common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	310,165
Other common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	287,320
Investment, Identifier [Axis]: Accenture Plc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	534
Investment, Identifier [Axis]: Advanced Micro Devices Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,678
Investment, Identifier [Axis]: Adyen Bv ADR | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,210
Investment, Identifier [Axis]: Agco Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	824
Investment, Identifier [Axis]: Alliant Energy Corporation | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	267
Investment, Identifier [Axis]: Allstate Corporation | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,639
Investment, Identifier [Axis]: Alphabet Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	13,928
Investment, Identifier [Axis]: Alphabet Inc CL C | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,670
Investment, Identifier [Axis]: Amazon.Com Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	10,240
Investment, Identifier [Axis]: Ameren Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,639
Investment, Identifier [Axis]: American International Group | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,188
Investment, Identifier [Axis]: Amphenol Corporation CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,715
Investment, Identifier [Axis]: Apple Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	17,323
Investment, Identifier [Axis]: Applied Materials Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,128
Investment, Identifier [Axis]: Applovin Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,880
Investment, Identifier [Axis]: Ares Management Corp CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	408
Investment, Identifier [Axis]: Argenx Se Sponsored ADR | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,534
Investment, Identifier [Axis]: Arista Networks Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	3,005
Investment, Identifier [Axis]: Astrazeneca Plc Spons ADR | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	949
Investment, Identifier [Axis]: Avalonbay Communities Inc Reit | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,582
Investment, Identifier [Axis]: Bank Of America Corporation | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	3,068
Investment, Identifier [Axis]: Becton Dickinson & Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	896
Investment, Identifier [Axis]: Block Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,606
Investment, Identifier [Axis]: Boeing Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	3,023
Investment, Identifier [Axis]: Broadcom Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	9,779
Investment, Identifier [Axis]: CVS Health Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,784
Investment, Identifier [Axis]: Cf Industries Holdings Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	803
Investment, Identifier [Axis]: Chipotle Mexican Grill Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,181
Investment, Identifier [Axis]: Chubb Ltd | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,565
Investment, Identifier [Axis]: Ciena Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,029
Investment, Identifier [Axis]: Cigna Group (The) | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,849
Investment, Identifier [Axis]: Cisco Systems Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	262
Investment, Identifier [Axis]: Citigroup Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,007
Investment, Identifier [Axis]: Coca Cola Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	767
Investment, Identifier [Axis]: Colgate-Palmolive Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,953
Investment, Identifier [Axis]: Conocophillips | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,602
Investment, Identifier [Axis]: Coupang Inc A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,032
Investment, Identifier [Axis]: Csx Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,451
Investment, Identifier [Axis]: Cummins Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	861
Investment, Identifier [Axis]: Danaher Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,116
Investment, Identifier [Axis]: Datadog Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,391
Investment, Identifier [Axis]: Disney (Walt) Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	950
Investment, Identifier [Axis]: Doordash Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,438
Investment, Identifier [Axis]: Elevance Health Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,522
Investment, Identifier [Axis]: Eli Lilly & Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,243
Investment, Identifier [Axis]: Entegris Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,765
Investment, Identifier [Axis]: Eog Resources Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	631
Investment, Identifier [Axis]: Equifax Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	505
Investment, Identifier [Axis]: Equitable Holdings Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	991
Investment, Identifier [Axis]: Expand Energy Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	706
Investment, Identifier [Axis]: Exxon Mobil Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,604
Investment, Identifier [Axis]: Fabrinet | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,161
Investment, Identifier [Axis]: Fidelity Contrafund Comingled Pool | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	487,077
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	19,293
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	51,191
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	161,359
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	408,245
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	656,013
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	593,796
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	474,987
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	358,119
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	241,734
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	154,613
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	86,956
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065 T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	35,726
Investment, Identifier [Axis]: Fidelity Freedom Blend Income T | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	19,341
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio - Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	119,351
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II - Class 3 | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	153,848
Investment, Identifier [Axis]: Fidelity OTC Comingled Pool | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	362,812
Investment, Identifier [Axis]: Fifth Third Bancorp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	271
Investment, Identifier [Axis]: Fortive Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,470
Investment, Identifier [Axis]: GE Aerospace | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,255
Investment, Identifier [Axis]: GQG Partners International Equity CIT Class D | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	90,855
Investment, Identifier [Axis]: GW&K Small/Mid Cap Fund | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	120,332
Investment, Identifier [Axis]: Hartford Insurance Group Inc/The | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,254
Investment, Identifier [Axis]: Home Depot Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,833
Investment, Identifier [Axis]: Howmet Aerospace Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,717
Investment, Identifier [Axis]: Hubspot Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,620
Investment, Identifier [Axis]: Huntington Bancshares Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,061
Investment, Identifier [Axis]: Ingersoll Rand Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	953
Investment, Identifier [Axis]: Intel Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	614
Investment, Identifier [Axis]: International Paper Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,400
Investment, Identifier [Axis]: Intuit Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,706
Investment, Identifier [Axis]: Intuitive Surgical Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,072
Investment, Identifier [Axis]: Johnson & Johnson | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	813
Investment, Identifier [Axis]: Keysight Technologies Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,228
Investment, Identifier [Axis]: L3Harris Technologies Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,889
Investment, Identifier [Axis]: Las Vegas Sands Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	730
Investment, Identifier [Axis]: Lattice Semiconductor Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,447
Investment, Identifier [Axis]: Linde PLC | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	836
Investment, Identifier [Axis]: Mastercard Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	5,885
Investment, Identifier [Axis]: Mercadolibre Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,960
Investment, Identifier [Axis]: Merck & Co Inc New | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,598
Investment, Identifier [Axis]: Meta Platforms Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	7,622
Investment, Identifier [Axis]: Metlife Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,144
Investment, Identifier [Axis]: Microsoft Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	22,859
Investment, Identifier [Axis]: Middleby Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	748
Investment, Identifier [Axis]: Mongodb Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,503
Investment, Identifier [Axis]: Natera Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,852
Investment, Identifier [Axis]: Netflix Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,070
Investment, Identifier [Axis]: News Corp New CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	668
Investment, Identifier [Axis]: Nvidia Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	21,467
Investment, Identifier [Axis]: Philip Morris Intl Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,514
Investment, Identifier [Axis]: Procter & Gamble Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,332
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Class 15 | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	25,256
Investment, Identifier [Axis]: Qualcomm Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,716
Investment, Identifier [Axis]: RPM International Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	796
Investment, Identifier [Axis]: Rexford Industrial Realty Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,043
Investment, Identifier [Axis]: Rocket Cos Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	470
Investment, Identifier [Axis]: Rockwell Automation Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	823
Investment, Identifier [Axis]: SLB Ltd | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	820
Investment, Identifier [Axis]: Salesforce Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,512
Investment, Identifier [Axis]: Samsung Elec Vtg Gdr Regs | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,812
Investment, Identifier [Axis]: Sanofi Spon ADR | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	389
Investment, Identifier [Axis]: Schwab Charles Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	3,228
Investment, Identifier [Axis]: Sempra | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,186
Investment, Identifier [Axis]: Servicenow Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,408
Investment, Identifier [Axis]: Shopify Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,270
Investment, Identifier [Axis]: Siemens AG (REGD) | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,199
Investment, Identifier [Axis]: Southern Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,669
Investment, Identifier [Axis]: Spartan 500 Index Pool Class F | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	737,911
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class F | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	50,200
Investment, Identifier [Axis]: Spartan Total International Index Pool Class F | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	56,836
Investment, Identifier [Axis]: Stanley Black & Decker Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,356
Investment, Identifier [Axis]: State Street Short Term Investment Fund | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,900
Investment, Identifier [Axis]: Stryker Corp | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,234
Investment, Identifier [Axis]: T Rowe Price Government Reserve Investment Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,000
Investment, Identifier [Axis]: T-Mobile US Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,118
Investment, Identifier [Axis]: TE Connectivity PLC | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	310
Investment, Identifier [Axis]: Texas Instruments Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,265
Investment, Identifier [Axis]: The Booking Holdings Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,255
Investment, Identifier [Axis]: Thermo Fisher Scientific Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	645
Investment, Identifier [Axis]: Totalenergies SE | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,192
Investment, Identifier [Axis]: Tower Semicondctr Ltd | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	845
Investment, Identifier [Axis]: Tradeweb Markets Inc A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,477
Investment, Identifier [Axis]: US Bancorp Del | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	2,126
Investment, Identifier [Axis]: United Parcel Service Inc CL B | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	96
Investment, Identifier [Axis]: Unitedhealth Group Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	3,061
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund - Institutional Plus Share Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	90,881
Investment, Identifier [Axis]: Viatris Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,115
Investment, Identifier [Axis]: Visa Inc CL A | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	4,891
Investment, Identifier [Axis]: Walmart Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	553
Investment, Identifier [Axis]: Wells Fargo & Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	1,803
Investment, Identifier [Axis]: Weyerhaeuser Co | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	911
Investment, Identifier [Axis]: Williams Companies Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	523
Investment, Identifier [Axis]: Zimmer Biomet Hldgs Inc | Other Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at Fair Value	$ 1,930